Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

11Property, plant and equipment

	Plant and	Leasehold	Assets under	Office
	Machinery	improvements	construction	equipment	Vehicles	Total
	£ 000	£ 000	£ 000	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2022	—	1,530	—	1,069	—	2,599
Additions	25	1,199	—	212	—	1,436
Disposals	—	(13)	—	(68)	—	(81)
At December 31, 2022	25	2,716	—	1,213	—	3,954
Additions	442	653	612	275	120	2,102
Disposals	(2)	(22)	—	(351)	—	(375)
At December 31, 2023	465	3,347	612	1,137	120	5,681
Accumulated depreciation
At January 1, 2022	—	374	—	391	—	765
Charge for year	1	240	—	334	—	575
Depreciation on disposals	—	(13)	—	(63)	—	(76)
At December 31, 2022	1	601	—	662	—	1,264
Charge for the year	68	468	—	346	10	892
Depreciation on disposals	—	(10)	—	(286)	—	(296)
At December 31, 2023	69	1,059	—	722	10	1,860
Net book value
At December 31, 2023	396	2,288	612	415	110	3,821
At December 31, 2022	24	2,115	—	551	—	2,690

All property, plant and equipment is attributable to the UK.